Label	Element	Value
Service Shares Prospectus | GuideMark® World ex-US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001131042_SupplementTextBlock
GPS FUNDS I

GuideMark® World Ex-US Fund (Ticker: GMWEX)

Supplement dated February 10, 2016

to the Prospectus for Institutional Shares dated July 31, 2015,

as revised October 9, 2015 and as further revised January 19, 2016

The index returns for the Russell 1000® Index,  MSCI Emerging Markets Index, and the MSCI World ex-US Index have been amended. Accordingly, the Average Annual Return Table is amended and restated in its entirety as shown below for the following Funds:

3) Summary Section – GuideMark® World Ex-US Fund – Service Shares

Risk/Return [Heading]	rr_RiskReturnHeading	GuideMark® World ex-US Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI World ex-US Index replaced the MSCI All Country World ex-US Index as the Fund’s primary benchmark.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2015
Service Shares Prospectus | GuideMark® World ex-US Fund | MSCI World ex-US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex-US Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	(2.60%)	[1]
Average Annual Returns, Five Years	rr_AverageAnnualReturnYear05	3.28%	[1]
Average Annual Returns, Ten Years	rr_AverageAnnualReturnYear10	3.41%	[1]
Service Shares Prospectus | GuideMark® World ex-US Fund | MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	(5.25%)
Average Annual Returns, Five Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, Ten Years	rr_AverageAnnualReturnYear10	3.38%
Service Shares Prospectus | GuideMark® World ex-US Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	(5.04%)
Average Annual Returns, Five Years	rr_AverageAnnualReturnYear05	0.56%
Average Annual Returns, Ten Years	rr_AverageAnnualReturnYear10	(0.71%)
Service Shares Prospectus | GuideMark® World ex-US Fund | Service Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	(5.36%)
Average Annual Returns, Five Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, Ten Years	rr_AverageAnnualReturnYear10	(1.28%)
Service Shares Prospectus | GuideMark® World ex-US Fund | Service Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	(2.09%)
Average Annual Returns, Five Years	rr_AverageAnnualReturnYear05	0.63%
Average Annual Returns, Ten Years	rr_AverageAnnualReturnYear10	none

[1]	Effective October 9, 2015, consistent with changes in the Fund's principal investment strategies, the MSCI World ex-US Index replaced the MSCI All Country World ex-US Index as the Fund's primary benchmark.